Subsequent Events (Details Narrative) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member] - Renshou Shigao [Member] - Repayment Agreement [Member]
12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Loans | $	$ 430,923		$ 430,923
Minimum [Member]
Interest payable | $					$ 100,000
Maximum [Member]
Interest payable | $					$ 40,000
RMB [Member]
Loans | ¥		¥ 3,000,000		¥ 3,000,000
RMB [Member] | Minimum [Member]
Interest payable | ¥						¥ 800,000
RMB [Member] | Maximum [Member]
Interest payable | ¥						¥ 300,000